STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																																																						12 Months Ended
	Nov. 17, 2022	Nov. 14, 2022	Nov. 01, 2022	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2022	Oct. 11, 2022	Sep. 26, 2022	Sep. 08, 2022	Aug. 18, 2022	Jul. 19, 2022	Jun. 30, 2022	Jun. 21, 2022	Jun. 14, 2022	Jun. 06, 2022	May 17, 2022	Apr. 29, 2022	Apr. 14, 2022	Feb. 16, 2022	Feb. 16, 2022	Feb. 15, 2022	Jan. 31, 2022	Jan. 21, 2022	Dec. 21, 2021	Dec. 06, 2021	Nov. 22, 2021	Nov. 10, 2021	Oct. 28, 2021	Oct. 25, 2021	Oct. 12, 2021	Oct. 04, 2021	Sep. 20, 2021	Sep. 14, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 30, 2021	Aug. 23, 2021	Aug. 16, 2021	Jul. 29, 2021	Jul. 06, 2021	Jun. 23, 2021	Jun. 20, 2021	Jun. 07, 2021	May 04, 2021	Apr. 30, 2021	Apr. 26, 2021	Apr. 23, 2021	Mar. 05, 2021	Mar. 02, 2021	Jan. 25, 2021	Feb. 19, 2020	Mar. 09, 2019	Feb. 16, 2009	Dec. 31, 2022	Dec. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 24, 2021	Dec. 17, 2013
Class of Stock [Line Items]
Number of shares issued																					7,398,639				1,479,728																			1,479,728
Issuance of common stock in connection with warrant exercise																					7,398,639				1,479,728																			1,479,728					1,479,728
Number of shares issued for services, value																					$ 443,918				$ 88,784																			$ 88,784					$ 88,784
Options to purchase shares																																																								2,500,000
Preferred stock, shares authorized																																																					Unlimited	Unlimited		Unlimited
Preferred stock, no par value																																																					$ 0	$ 0		$ 0
Debt Instrument, Increase, Accrued Interest																																																						$ 54,755			$ 40,138
Equity Option [Member]
Class of Stock [Line Items]
Share price																																																		$ 0.134
Options to purchase shares																																																		2,500,000
Fair value of options																																																		$ 310,165
Warrant or Right, Reason for Issuance, Description																																																		Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the
Share based compensation, expense																																																							$ 98,625
Stock Option One [Member]
Class of Stock [Line Items]
Share price																																																			$ 0.115
Options to purchase shares																																																			6,000,000
Fair value of options																																																			$ 626,047
Share based compensation, expense																																																						104,270
Share based compensation arrangement by share based payment award, description																																																			Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
Stock Option Two [Member]
Class of Stock [Line Items]
Share price																																																			$ 0.115
Options to purchase shares																																																			1,340,000
Fair value of options																																																			$ 133,063
Share based compensation, expense																																																						$ 31,803
Share based compensation arrangement by share based payment award, description																																																			Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027
Warrant [Member]
Class of Stock [Line Items]
Number of shares issued																					7,398,639				1,479,728																			1,479,728				786,280	1,479,728
Issuance of common stock in connection with warrant exercise																					7,398,639				1,479,728																			1,479,728					1,479,728
Warrant exercise price per share																																																						$ 0.001		0.001
Number of shares issued for services, value																					$ 443,918																							$ 88,784					$ 88,784
Issuance of common stock in connection with cashless exercise																																																2,000,000
Warrant One [Member]
Class of Stock [Line Items]
Number of shares issued																					3,699,320
Issuance of common stock in connection with warrant exercise																					3,699,320
Warrant exercise price per share																																																						0.04		0.056
Number of shares issued for services, value																					$ 295,946
Warrant Two [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																																						0.08		0.04
Warrant Three [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																																						0.2299		0.06
Warrant Four [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																																						$ 0.16		$ 0.08
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued																					3,699,320																												1,479,728
Share price																												$ 0.0785
Issuance of common stock in connection with warrant exercise																					3,699,320
Number of shares issued for services, value																					$ 295,946
Options to purchase shares																												750,000
Debt Conversion, Converted Instrument, Shares Issued	5,935,350	5,974,335	9,236,212	6,510,348	5,487,951	4,782,778	2,907,240	3,605,259	3,396,898	4,325,913	4,364,987	3,401,877	3,393,979	2,902,922	3,549,793	3,628,325	4,272,417	2,358,380	3,924,443	3,924,443		4,569,059	3,935,417	5,874,062	5,175,822	3,561,885	3,528,221		3,043,955	4,205,118	2,957,622	4,138,369	2,936,668	4,311,269		2,284,808	3,454,203	2,277,273	3,101,546	2,343,919	2,422,195	1,664,823	2,431,506		2,058,686	2,063,391	836,574
Debt Conversion, Converted Instrument, Amount	$ 150,000	$ 150,000	$ 250,000	$ 150,000	$ 150,000	$ 150,000	$ 100,000	$ 150,000	$ 150,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 150,000	$ 250,000	$ 250,000		$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000		$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000		$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 200,000		$ 250,000	$ 250,000	$ 100,000
Debt Instrument, Increase, Accrued Interest	$ 164	$ 1,151	$ 301	$ 28,384	$ 370	$ 658	$ 1,753	$ 2,863	$ 4,219	$ 7,644	$ 6,027	$ 3,425	$ 3,068	$ 60,822	$ 5,178	$ 5,726	$ 5,918	$ 1,644	$ 1,164	$ 1,164		$ 42,877	$ 2,260	$ 35,479	$ 1,027	$ 1,603	$ 5,342		$ 1,205	$ 5,671	$ 2,301	$ 4,095	$ 2,630	$ 6,521		$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 7,671	$ 10,247	$ 60,822	$ 25,644		3,630	$ 3,178	$ 1,644
Fair value of shares issued																																													$ 338,654
Common Class A [Member]
Class of Stock [Line Items]
Share price																																			$ 0.0807
Number of shares issued for services, value																																			$ 242,100
Number of shares issued for services																																			3,000,000
Common stock, shares authorized																																																					Unlimited	Unlimited		Unlimited
Common stock, no par value																																																					$ 0	$ 0		$ 0
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for services																																																								3,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																																					Unlimited	Unlimited		Unlimited
Common stock, no par value																																																					$ 0	$ 0		$ 0
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, no par value																																																						$ 0		$ 0			$ 0
Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																	1,479,728
Warrant exercise price per share																																																	$ 0.06			$ 0.06
Warrant expiration date																																																	Mar. 08, 2021			Mar. 08, 2021
Purchase Agreement [Member] | Warrant One [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																	1,479,728
Warrant exercise price per share																																																	$ 0.06			$ 0.06
Warrant expiration date																																																	May 08, 2021			Mar. 08, 2022
Purchase Agreement [Member] | Warrant Two [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																	1,479,728
Warrant exercise price per share																																																	$ 0.06			$ 0.08
Warrant expiration date																																																	Jul. 08, 2021			Mar. 08, 2022						Dec. 08, 2021
Purchase Agreement [Member] | Warrant Three [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																	1,479,728
Warrant exercise price per share																																																	$ 0.06			$ 0.08
Warrant expiration date																																																	Sep. 08, 2021			Mar. 08, 2023
Purchase Agreement [Member] | Warrant Four [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																	1,479,727
Warrant exercise price per share																																																	$ 0.06
Warrant expiration date																																																	Nov. 08, 2021
Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares issued																																																				14,797,278
Share price																																																				$ 0.06758
Proceeds from issuance of common stock																																																				$ 1,000,000
Purchase Agreement [Member] | Investor [Member] | 6 Cent Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																				14,797,278
Warrant exercise price per share																																																				$ 0.06
Purchase Agreement [Member] | Investor [Member] | 8 Cent Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																				7,398,639
Warrant exercise price per share																																																				$ 0.08
Purchase Agreement [Member] | Investor [Member] | Common Class A [Member]
Class of Stock [Line Items]
Number of shares issued																																																				14,797,278